Summary of Accounting Policies (Investments in Affiliates Narrative) (Details)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Certain investments, ownership percentage greater than, accounted for as cost investment	20.00%
Subsidiary reporting period lag	one quarter